Share-Based Compensation (Tables)	6 Months Ended
Apr. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions

used for estimating the fair value of options

for the six months ended April 30, 2026

and April 30, 2025.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the six months ended
April 30 April 30
2026 2025
Risk-free interest rate 3.42% 3.08%
Option contractual life 10 years 10 years
Expected volatility 19.44% 19.47%
Expected dividend yield 4.02% 3.94%
Exercise price/share price $ 126.43 $ 75.76